As filed with the Securities and Exchange Commission on February 21, 2012

File Nos. 33-07812

811-04791

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 48	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 50	☒

ALLIANCEBERNSTEIN

MUNICIPAL INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas,

New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

(800) 221-5672

Registrant’s Telephone Number, including Area Code:

EMILIE D. WRAPP AllianceBernstein L.P. 1345 Avenue of the Americas New York, New York 10105	Copies of communications to: Kathleen K. Clarke Seward & Kissel LLP 1200 G Street, N.W. Suite 350 Washington, DC 20005
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 21, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 48 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 21st day of February, 2012.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

By:	Robert M. Keith*
Robert M. Keith
President

Pursuant to the requirements of the Securities Act of l933, this Post-Effective Amendment No. 48 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	SIGNATURE	TITLE	DATE

(1)	Principal
Executive Officer:

	Robert M. Keith* Robert M. Keith	President and Chief Executive Officer	February 21, 2012

(2)	Principal Financial
and Accounting Officer:

	/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	February 21, 2012

(3)	Directors:
John H. Dobkin* Michael J. Downey* William H. Foulk, Jr.* D. James Guzy* Nancy P. Jacklin* Robert M. Keith* Garry L. Moody* Marshall C. Turner, Jr.* Earl D. Weiner*

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*By	/s/Emilie D. Wrapp	February 21, 2012
Emilie D. Wrapp
(Attorney-in-fact)

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Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

SK 00250 0157 1267228

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